Share-Based Payments - LTI 2020 and 2024 Plan (Details) - 12 months ended Dec. 31, 2024	Total	item	multiple
LTI 2020
SHARE-BASED PAYMENTS
Vesting period	4 years
Trading days	20 days
Percentage of payout amount per share unit	200.00%
LTI 2020, MSUs
SHARE-BASED PAYMENTS
Percentage of the type of award to the total award under the specific plan	33.00%
LTI 2020, RSUs
SHARE-BASED PAYMENTS
Percentage of the type of award to the total award under the specific plan	33.00%
LTI 2020 & 2024
SHARE-BASED PAYMENTS
Vesting period	4 years
Number of KPIs		3	2
Number of Non-IFRS KPIs | item		3
Percentage of numerical target	100.00%
Performance period	3 years
Performance factor when share performance matches the Peer Group Index (as a percent)	1.00%
LTI 2024
SHARE-BASED PAYMENTS
Trading days	10 days
LTI 2024, PSUs
SHARE-BASED PAYMENTS
Percentage of the type of award to the total award under the specific plan	50.00%
LTI 2024, MSUs
SHARE-BASED PAYMENTS
Percentage of the type of award to the total award under the specific plan	30.00%
LTI 2024, ESUs
SHARE-BASED PAYMENTS
Percentage of the type of award to the total award under the specific plan	20.00%
Number of non-financial KPIs | multiple			2